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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2001
                                                          --------------

If amendment report check here:      |_|                 Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Skyline Asset Management
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

311 South Wacker Drive, Suite 4500, Chicago, IL 60606
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-5324
                    ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Stephen F. Kendall          Chief Operating Officer               (312) 913-3997
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                        /s/ Stephen F. Kendall
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                        Chicago, IL          July 31, 2001
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1
                                         ------------

Form 13F Information Table Entry Total:  70
                                         ------------

Form 13F Information Table Value Total: $1,046,867
                                         ------------
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

No.              Form 13F File Number            Name

1                28- 04975                       Affiliated Managers Group, Inc.
------------     --------------------            -------------------------------

------------     --------------------            -------------------------------

------------     --------------------            -------------------------------

------------     --------------------            -------------------------------

------------     --------------------            -------------------------------

------------     --------------------            -------------------------------

------------     --------------------            -------------------------------

------------     --------------------            -------------------------------

------------     --------------------            -------------------------------

------------     --------------------            -------------------------------

                                    FORM 13F

                                INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                     ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6              ITEM 7         ITEM 8
                                                        FAIR               INVESTMENT DISCRETION               VOTING AUTHORITY
                           TITLE                      MARKET   SHARES OR                  SHARED
NAME OF ISSUER              OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER     MANA-    SOLE   SHARED  NONE
                           CLASS          NUMBER     (x$1000)     AMOUNT   (A)     (B)      (C)      GERS     (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
AARON RENTS, INC.          COMMON        002535201   19,417    1,142,200           X                  1             920,660  221,600
ACT MANUFACTURING INC.     COMMON        000973107   12,195    1,114,700           X                  1             900,800  213,900
ALBANY INTERNATIONAL       COMMON        012348108   15,635      827,251           X                  1             660,665  166,586
AMB PROPERTY CORP.         COMMON        00163T109   13,980      542,700           X                  1             474,800   67,900
AMERICAN PHYSICIANS C      COMMON        028884104   12,180      624,600           X                  1             504,500  120,100
APAC TELESERVICES INC.     COMMON        00185E106    1,402      442,200           X                  1             356,400   85,800
APW LIMITED                COMMON        G04397108   15,514    1,528,500           X                  1           1,234,200  294,300
ARTESYN TECHNOLOGIES       COMMON        043127109    8,962      694,700           X                  1             559,000  135,700
ATMOS ENERGY CORP.         COMMON        049560105   10,503      429,400           X                  1             345,100   84,300
BELDEN INC.                COMMON        077459105   17,422      651,300           X                  1             526,300  125,000
BRANDYWINE REALTY TRU      COMMON        105368203   16,451      732,800           X                  1             641,000   91,800
CHARMING SHOPPES INC.      COMMON        161133103    9,203    1,533,800           X                  1           1,240,900  292,900
CHILES OFFSHORE            COMMON        16888M104    8,880      500,300           X                  1             403,800   96,500
COMSTOCK RESOURCES, I      COMMON        205768203    9,958      971,500           X                  1             783,100  188,400
D R HORTON INC             COMMON        23331A109   14,592      642,800           X                  1             515,100  127,700
DAL-TILE INTERNATIONA      COMMON        23426R108   16,077      866,700           X                  1             699,100  167,600
DEL MONTE FOODS CO.        COMMON        24522P103   15,000    1,790,000           X                  1           1,446,300  343,700
DELPHI FINANCIAL GROU      COMMON        247131105   19,966      518,608           X                  1             418,400  100,208
EAST WEST BANCORP INC.     COMMON        27579R104   13,700      507,400           X                  1             409,700   97,700
FAIRCHILD SEMICONDUCT      COMMON        303726103   14,603      634,900           X                  1             510,900  124,000


FURNITURE BRANDS INTE      COMMON        360921100   16,226      579,500           X                  1             467,800  111,700
HCC INSURANCE HLDGS I      COMMON        404132102   15,805      645,100           X                  1             520,400  124,700
HELLER FINANCIAL           COMMON        423328103   31,564      789,100           X                  1             631,400  157,700
HILB ROGAL & HAMILTON      COMMON        431294107    7,219      165,000           X                  1             133,700   31,300
IDEX CORP.                 COMMON        45167R104   14,742      433,600           X                  1             350,000   83,600
INTERPOOL, INC.            COMMON        46062R108   21,379    1,361,700           X                  1           1,095,900  265,800
INTERTAPE POLYMER GRO      COMMON        460919103    8,183      602,100           X                  1             486,200  115,900
INVACARE CORP.             COMMON        461203101   14,332      371,004           X                  1             299,804   71,200
ITT INDUSTRIES INC.        COMMON        450911102   26,630      601,800           X                  1             481,000  120,800
JACK IN THE BOX INC.       COMMON        466367109   15,235      583,700           X                  1             472,200  111,500
KEMET CORP.                COMMON        488360108   11,103      552,400           X                  1             444,700  107,700
KENNAMETAL INC.            COMMON        489170100   23,524      637,500           X                  1             514,400  123,100
LANDSTAR SYSTEM, INC.      COMMON        515098101   14,822      217,900           X                  1             175,800   42,100
LINENS N THINGS, INC.      COMMON        535679104   10,450      382,500           X                  1             308,300   74,200
LITTELFUSE INC.            COMMON        537008104    1,200       44,800           X                  1              36,300    8,500
LSI INDUSTRIES INC.        COMMON        50216C108   12,476      533,400           X                  1             431,200  102,200
MENS WEARHOUSE INC.        COMMON        587118100   13,576      491,900           X                  1             398,300   93,600
MICHAELS STORES INC.       COMMON        594087108   21,099      514,600           X                  1             416,100   98,500
MONACO COACH CORP.         COMMON        60886R103   26,248      790,600           X                  1             638,900  151,700
MOORE LTD.                 COMMON        615785102   12,940    2,387,500           X                  1           1,929,700  457,800


MSC INDUSTRIAL DIRECT      COMMON        553530106   21,303    1,224,300           X                  1             982,700  241,600
NCO GROUP INC.             COMMON        628858102   16,248      525,300           X                  1             424,100  101,200
NEWFIELD EXPLORATION       COMMON        651290108   10,185      317,700           X                  1             256,300   61,400
O CHARLEYS INC.            COMMON        670823103   15,542      801,966           X                  1             648,116  153,850
OLD REPUBLIC INTL COR      COMMON        680223104   34,148    1,177,500           X                  1             947,200  230,300
PARK ELECTROCHEMICAL       COMMON        700416209    9,198      348,400           X                  1             285,000   63,400
PIER 1 IMPORTS, INC.       COMMON        720279108   12,873    1,119,400           X                  1             904,100  215,300
POLARIS INDUSTRIES IN      COMMON        731068102   21,334      465,800           X                  1             375,900   89,900
POMEROY COMPUTER RES       COMMON        731822102   12,212      814,100           X                  1             662,800  151,300
RADISYS CORPORATION        COMMON        750459109   12,108      529,900           X                  1             425,400  104,500
RAYMOND JAMES FINANCI      COMMON        754730109   17,253      563,839           X                  1             456,239  107,600
REINSURANCE GROUP OF       COMMON        759351109   22,994      606,700           X                  1             490,400  116,300
RELIANCE STEEL & ALUM      COMMON        759509102   13,476      533,700           X                  1             428,500  105,200
REMINGTON OIL & GAS C      COMMON        759594302   13,253      697,500           X                  1             562,100  135,400
RIGHTCHOICE MANAGED C      COMMON        76657T102   14,705      331,200           X                  1             267,600   63,600
RUBY TUESDAY INC.          COMMON        781182100   16,522      966,200           X                  1             778,200  188,000
SCHOOL SPECIALTY INC.      COMMON        807863105   20,388      788,700           X                  1             636,300  152,400
SELECTIVE INSURANCE G      COMMON        816300107   13,307      498,770           X                  1             403,270   95,500
SILICON STORAGE TECHN      COMMON        827057100   18,229    1,799,500           X                  1           1,448,000  351,500
SITEL CORP COM             COMMON        82980K107      554      346,100           X                  1             279,500   66,600


SPS TECHNOLOGIES, INC.     COMMON        784626103   10,200      215,200           X                  1             174,000   41,200
STANCORP FINANCIAL GR      COMMON        852891100    8,947      188,800           X                  1             152,100   36,700
SUMMIT PROPERTIES INC      COMMON        866239106   14,872      554,300           X                  1             484,900   69,400
TIDEWATER INC.             COMMON        886423102   10,300      273,200           X                  1             220,100   53,100
TRENWICK GROUP LTD.        COMMON        G9032C109   15,957      696,200           X                  1             561,900  134,300
UNITED STATIONERS INC.     COMMON        913004107   19,258      610,200           X                  1             491,900  118,300
VIAD CORP                  COMMON        92552R109   15,713      595,200           X                  1             479,800  115,400
WAYPOINT FINANCIAL         COMMON        946756103   10,773      861,800           X                  1             694,800  167,000
WELLMAN INC.               COMMON        949702104   13,207      737,800           X                  1             595,100  142,700
WERNER ENTERPRISES IN      COMMON        950755108   27,415    1,130,500           X                  1             913,700  216,800
             TOTAL                                1,046,867